Revenues - Summary of Revenue By Channel for Respective Periods (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disaggregation Of Revenue [Line Items]
Total net revenues	¥ 3,414,774	$ 480,961	¥ 3,706,122	¥ 5,839,973
Sales to End Customers
Disaggregation Of Revenue [Line Items]
Total net revenues	2,890,229		3,145,807	4,878,453
Sales to Distributor Customers
Disaggregation Of Revenue [Line Items]
Total net revenues	514,781		546,543	941,322
Others Channels
Disaggregation Of Revenue [Line Items]
Total net revenues	¥ 9,764		¥ 13,772	¥ 20,198